Derivative Instruments and Collections on Behalf of Third Parties (Details) - Schedule of Maturities of Instruments - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Instruments [Line Items]
Maturities of instruments	$ 11,299	$ 5,404
Less than 3 months [Member]
Schedule of Maturities of Instruments [Line Items]
Maturities of instruments	6,938	3,149
From 3 to 6 months [Member]
Schedule of Maturities of Instruments [Line Items]
Maturities of instruments	4,361	2,255
From 6 to 12 months [Member]
Schedule of Maturities of Instruments [Line Items]
Maturities of instruments
More than 12 months [Member]
Schedule of Maturities of Instruments [Line Items]
Maturities of instruments